Long-Term Debt (Narrative) (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 06, 2010	Jun. 30, 2014	Dec. 31, 2014	May. 26, 2015	May. 12, 2015	Jun. 29, 2014	Dec. 31, 2013	May. 23, 2013	Feb. 10, 2012	Feb. 28, 2009
Debt Instrument [Line Items]
Current borrowing capacity of line of credit									$ 1,000,000,000
Long-term debt			$ 5,462,272,000		$ 400,000,000	$ 299,100,000
Debt Instrument, Term		3 years
Maximum borrowing capacity			1,300,000,000
Senior secured credit facility
Debt Instrument [Line Items]
Long-term debt							$ 299,000,000
Debt Instrument, Term	5 years
Capital Expenditure Facility
Debt Instrument [Line Items]
Current borrowing capacity of line of credit										$ 1,000,000,000
Term Loan
Debt Instrument [Line Items]
Long-term debt						$ 299,000,000				$ 1,225,000,000
Debt Instrument, Term	5 years	2 years
Revolving Credit Facility
Debt Instrument [Line Items]
Current borrowing capacity of line of credit									$ 800,000,000
Subsidiaries [Member]
Debt Instrument [Line Items]
Current borrowing capacity of line of credit			1,000,000,000
Stated interest rate percent				4.30%	3.65%
Long-term debt			3,763,272,000	$ 425,000,000
Maximum borrowing capacity			1,450,000,000
Subsidiaries [Member] | Pollution Control Bonds
Debt Instrument [Line Items]
Current borrowing capacity of line of credit								$ 161,900,000
Subsidiaries [Member] | Pollution Control Bonds | 5.010% Series Due 2031
Debt Instrument [Line Items]
Stated interest rate percent								5.01%
Subsidiaries [Member] | Pollution Control Bonds | 3.910% Series Due 2031
Debt Instrument [Line Items]
Stated interest rate percent								3.91%
Puget Energy | Pollution Control Bonds
Debt Instrument [Line Items]
Liabilities and Equity, Fair Value Adjustment			$ 18,000,000